UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois			60181
(Address of principal executive offices)			(Zip code)

SUSAN A. PICKAR President and Chief Executive Officer Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Copy to: JOSEPH M. MANNON Vedder Price P. C. 222 North LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed—End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Exhibits.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2017

(Unaudited)

ADMINISTRATOR

BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181
(800) 621-9215

August 24, 2017

Dear Investors:

On behalf of the Board of Trustees, we are pleased to submit the 2017 Semi-Annual Report for Plan Investment Fund, Inc. (“PIF”).

The Federal Reserve’s rate hikes in the first half of 2017 have positioned yields on PIF’s 2a-7 funds to levels not seen in over 8 years. We are focused on our products’ competitiveness in the market and believe further Fed tightening will enhance the utilization of PIF’s investment funds going forward.

We sincerely appreciate your ongoing support and continue to work diligently to maintain your trust and confidence. As always, please contact us with any comments or questions.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS — 37.9%
U.S. TREASURY OBLIGATIONS — 0.9% (1)
$4,480,000	U.S. Treasury Bill	0.88%	11/15/17	$4,477,628
	Total U.S. Treasury Obligations (Cost $4,477,628)			4,477,628

AGENCY OBLIGATIONS — 37.0% (2)
1,620,000	Federal Farm Credit Banks Funding Corp. (1)	0.86%	11/06/17	1,615,046
10,000,000	Federal Farm Credit Banks Funding Corp. (1)	0.90%	11/28/17	9,962,500
2,500,000	Federal Farm Credit Banks Funding Corp. (1)	1.05%	02/15/18	2,483,302
2,595,000	Federal Farm Credit Discount Note (1)	0.82%	12/15/17	2,585,129
10,390,000	Federal Home Loan Banks	1.02%	08/09/17	10,378,898
6,775,000	Federal Home Loan Banks (1)	0.94%	08/18/17	6,766,482
12,994,000	Federal Home Loan Banks (1)	0.62%	07/19/17	12,989,939
1,545,000	Federal Home Loan Banks (1)	0.95%	07/26/17	1,543,983
5,235,000	Federal Home Loan Banks (1)	0.64%	08/01/17	5,232,115
5,000,000	Federal Home Loan Banks (1)	0.85%	08/02/17	4,996,222
3,040,000	Federal Home Loan Banks (1)	0.89%	08/28/17	3,035,617
2,410,000	Federal Home Loan Banks (1)	1.03%	08/30/17	2,407,208
3,720,000	Federal Home Loan Banks (1)	0.89%	09/06/17	3,713,838
4,885,000	Federal Home Loan Banks (1)	1.00%	09/13/17	4,874,959
3,165,000	Federal Home Loan Banks (1)	0.98%	09/15/17	3,158,452
1,315,000	Federal Home Loan Banks (1)	0.99%	10/03/17	1,311,601
30,000,000	Federal Home Loan Banks (1)	1.08%	10/12/17	29,907,300
1,065,000	Federal Home Loan Banks (1)	1.00%	12/04/17	1,060,385
5,095,000	Federal Home Loan Banks	0.94%	07/05/18	5,095,000
4,780,000	Federal Home Loan Banks	0.85%	04/17/18	4,780,000
4,315,000	Federal Home Loan Banks	1.06%	04/17/18	4,315,000
5,000,000	Federal Home Loan Banks	0.86%	05/18/18	5,000,000
1,000,000	Federal Home Loan Banks	1.07%	05/18/18	1,000,000
4,170,000	Federal Home Loan Banks	1.07%	05/18/18	4,170,000
5,000,000	Federal Home Loan Banks	0.87%	05/22/18	5,000,000
2,090,000	Federal Home Loan Banks	1.11%	06/20/19	2,090,000
1,710,000	Federal Home Loan Banks	1.11%	06/20/19	1,710,000
10,000,000	Federal Home Loan Banks	1.11%	06/20/19	10,000,000
3,800,000	Federal Home Loan Mortgage Corp. (1)	0.80%	08/02/17	3,797,298
6,895,000	Federal Home Loan Mortgage Corp. (1)	0.83%	08/03/17	6,889,754
17,775,000	Federal Home Loan Mortgage Corp. (1)	0.73%	10/16/17	17,736,433
	Total Agency Obligations (Cost $179,606,461)			179,606,461
	Total Investments — 37.9% (Cost $184,084,089)			184,084,089

See accompanying notes to financial statements.

Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

(Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS — 62.1%
$10,000,000	Bank of Montreal Dated 06/30/17, To be repurchased at $10,000,883 (collateralized by $9,122,378 par amount of U.S. Treasury Notes and a U.S. Treasury Bond, 1.75% to 3.88%; due 09/30/22 to 04/15/29; Total Fair Value $10,200,100)	1.06%	07/03/17	$10,000,000
34,000,000	BNP Paribas Securities Co. Dated 06/30/17, To be repurchased at $34,003,117 (collateralized by $34,669,367 par amount of U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 2.13%; due 10/15/17 to 11/15/45; Total Fair Value $34,680,010)	1.10%	07/03/17	34,000,000
21,000,000	BNP Paribas Securities Co. Dated 06/30/17, To be repurchased at $21,001,960 (collateralized by $21,624,676 par amount of U.S. Treasury Notes, Government National Mortgage Associations, Federal National Mortgage Backed Securities and a U.S. Treasury Note, 0.13% to 4.50%; due 08/15/17 to 03/01/47; Total Fair Value $21,429,861)	1.12%	07/03/17	21,000,000
20,000,000	Goldman Sachs & Co. Dated 06/30/17, To be repurchased at $20,001,783 (collateralized by $19,409,830 par amount of Federal National Mortgage Backed Securities and Gold Participating Certificates, 3.00% to 4.50%; due 05/01/25 to 07/01/47; Total Fair Value $20,600,000)	1.07%	07/03/17	20,000,000
10,000,000	HSBC Securities (USA), Inc. Dated 06/30/17, To be repurchased at $10,000,892 (collateralized by $10,230,000 par amount of a U.S Treasury Bill, 0.00%; due 09/28/17; Total Fair Value $10,204,016)	1.07%	07/03/17	10,000,000
30,000,000	HSBC Securities (USA), Inc. Dated 06/30/17, To be repurchased at $30,002,675 (collateralized by $30,650,000 par amount of a U.S. Treasury Bill, 0.00%; due 08/31/17; Total Fair Value $30,601,573)	1.07%	07/03/17	30,000,000
10,000,000	HSBC Securities (USA), Inc. Dated 06/30/17, To be repurchased at $10,000,908 (collateralized by $9,625,000 par amount of a Government National Mortgage Association, 4.00%; due 06/20/47; Total Fair Value $10,201,228)	1.09%	07/03/17	10,000,000

See accompanying notes to financial statements.

Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

(Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS (continued)
$20,000,000	Mitsubishi UFJ Securities Co. Dated 06/30/17, To be repurchased at $20,001,783 (collateralized by $19,833,816 par amount of Federal National Mortgage Backed Securities, a Federal Home Loan Mortgage Corporation and Gold Participating Certificates, 2.50% to 5.50%; due 03/01/25 to 06/01/47; Total Fair Value $20,600,000)	1.07%	07/03/17	$20,000,000
52,000,000	Morgan Stanley Co., LLC Dated 06/30/17, To be repurchased at $52,004,377 (collateralized by $51,664,400 par amount of a U.S. Treasury Note, 2.38%; due 08/15/24; Total Fair Value $53,040,070)	1.01%	07/03/17	52,000,000
12,000,000	Natixis S.A. Dated 06/30/17, To be repurchased at $12,001,080 (collateralized by $12,228,773 par amount of U.S. Treasury Notes and a U.S. Treasury Bond, 0.13% to 8.13%; due 05/15/21 to 08/15/24; Total Fair Value $12,240,040)	1.08%	07/03/17	12,000,000
3,000,000	Natixis S.A. Dated 06/30/17, To be repurchased at $3,000,275 (collateralized by $2,940,209 par amount of U.S. Treasury Bonds and Federal National Mortgage Backed Securities, 2.45% to 8.00%; due 05/15/21 to 04/01/47; Total Fair Value $3,070,597)	1.10%	07/03/17	3,000,000
9,280,000	RBC Capital Markets, LLC Dated 06/30/17, To be repurchased at $9,280,820 (collateralized by $9,010,110 par amount of a U.S. Treasury Note and U.S. Treasury Bonds, 0.13% to 3.38%; due 04/15/20 to 02/15/44; Total Fair Value $9,465,683)	1.06%	07/03/17	9,280,000
30,000,000	RBC Capital Markets, LLC Dated 06/30/17, To be repurchased at $30,002,675 (collateralized by $29,376,992 par amount of Federal National Mortgage Backed Securities, Federal Home Loan Mortgage Corporations and a Government National Mortgage Association, 2.25% to 4.00%; due 02/01/27 to 05/01/47; Total Fair Value $30,660,385)	1.07%	07/03/17	30,000,000

See accompanying notes to financial statements.

Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

(Concluded)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$10,000,000	TD Securities (USA), LLC Dated 06/30/17, To be repurchased at $10,000,942 (collateralized by $10,064,950 par amount of U.S. Treasury Notes and a U.S. Treasury Bill, 0.00% to 2.63%; due 07/20/17 to 07/15/22; Total Fair Value $10,200,062)	1.13%	07/03/17	$10,000,000
10,000,000	TD Securities (USA), LLC Dated 06/30/17, To be repurchased at $10,000,958 (collateralized by $9,667,566 par amount of a U.S. Treasury Note, a U.S. Treasury Bill and a Federal National Mortgage Backed Security, 0.00% to 4.00%; due 07/20/17 to 01/01/44; Total Fair Value $10,299,885)	1.15%	07/03/17	10,000,000
20,000,000	The Bank of Nova Scotia Dated 06/30/17, To be repurchased at $20,001,833 (collateralized by $20,430,300 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 1.63% to 3.63%; due 04/30/22 to 08/15/45; Total Fair Value $20,401,931)	1.10%	07/03/17	20,000,000
	Total Repurchase Agreements (Cost $301,280,000)			301,280,000
	Total Investments in Securities — 100.0% (Cost $485,364,089) *			485,364,089
	Other Assets in excess of Liabilities — 0.0%			198,532
	Net Assets — 100.0%			$485,562,621
	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS IN SECURITIES — 99.4%
REPURCHASE AGREEMENTS — 99.4%
$1,720,000	BNP Paribas Securities Co. Dated 06/30/17, To be repurchased at $1,720,158 (collateralized by $1,770,413 par amount of U.S. Treasury Notes, U.S. Treasury Strips and U.S. Treasury Bonds, 0.00% to 4.25%; due 01/31/18 to 05/15/45; Total Fair Value $1,754,406)	1.10%	07/03/17	$1,720,000
1,720,000	HSBC Securities (USA), Inc. Dated 06/30/17, To be repurchased at $1,720,153 (collateralized by $1,755,000 par amount of a U.S. Treasury Note, 0.08%; due 07/31/17; Total Fair Value $1,758,128)	1.07%	07/03/17	1,720,000
1,720,000	RBC Capital Markets, LLC Dated 06/30/17, To be repurchased at $1,720,152 (collateralized by $1,456,998 par amount of U.S. Treasury Notes and U.S. Treasury Bonds, 0.13% to 3.34%; due 04/15/20 to 02/15/44; Total Fair Value $1,754,415)	1.06%	07/03/17	1,720,000
1,720,000	TD Securities (USA), LLC Dated 06/30/17, To be repurchased at $1,720,165 (collateralized by $1,690,500 par amount of a U.S. Treasury Bond, a U.S. Treasury Bill and U.S. Treasury Notes, 0.00% to 3.13%; due 07/20/17 to 08/15/44; Total Fair Value $1,754,402)	1.15%	07/03/17	1,720,000
	Total Repurchase Agreements (Cost $6,880,000)			6,880,000
	Total Investments in Securities — 99.4% (Cost $6,880,000) *			6,880,000
	Other Assets in excess of Liabilities — 0.6%			43,381
	Net Assets — 100.0%			$6,923,381
	Net Asset Value Per Participation Certificate			$1.0000

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

U.S. TREASURY OBLIGATIONS — 33.2% (1)
$1,150,000	U.S. Treasury Bill	0.63%	09/30/17	$1,148,723
7,800,000	U.S. Treasury Bill	1.00%	02/15/18	7,789,049
275,000	U.S. Treasury Bill	1.00%	03/15/19	273,292
	Total U.S. Treasury Obligations (Cost $9,221,310)			9,211,064

AGENCY OBLIGATIONS — 59.7%
800,000	Federal Home Loan Mortgage Corp. (2)	1.20%	07/26/19	794,425
163,856	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	170,129
65,517	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	67,842
221,746	Federal Home Loan Mortgage Corp. (2)	5.50%	12/01/24	231,905
121,426	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	124,712
175,383	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	180,281
276,784	Federal Home Loan Mortgage Corp. (2)	5.00%	07/01/25	284,222
193,564	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	204,239
10,630	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	10,676
137,998	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	10/15/18	137,980
170,212	Federal Home Loan Mortgage Corp., CMO (2)	2.50%	09/15/24	170,631
234,775	Federal Home Loan Mortgage Corp., CMO (2)	2.20%	01/15/35	235,893
24,565	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	08/15/37	24,553
177,867	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	06/15/38	178,191
500,000	Federal National Mortgage Association (2)	1.32%	11/01/17	499,558
271,237	Federal National Mortgage Association (2)	5.29%	06/01/18	276,224
565,000	Federal National Mortgage Association (2)	3.11%	07/01/18	571,293
76,545	Federal National Mortgage Association (2)	5.50%	09/01/18	77,606
262,736	Federal National Mortgage Association (2)	4.50%	11/01/18	269,174
447,557	Federal National Mortgage Association (2)	2.30%	04/01/19	447,105
145,756	Federal National Mortgage Association (2)	4.50%	10/01/19	149,260
157,607	Federal National Mortgage Association (2)	6.00%	10/01/19	160,713
480,535	Federal National Mortgage Association (2)	2.22%	03/01/20	480,215
186,949	Federal National Mortgage Association (2)	4.50%	04/01/20	191,442
129,627	Federal National Mortgage Association (2)	4.50%	07/01/20	132,743
290,181	Federal National Mortgage Association (2)	4.50%	01/01/26	297,292
206,234	Federal National Mortgage Association, CMBS (2)	1.64%	11/25/17	206,094
322,238	Federal National Mortgage Association, CMBS (2)	1.45%	02/25/18	322,016
255,707	Federal National Mortgage Association, CMBS (2)	1.55%	04/25/18	255,433
329,913	Federal National Mortgage Association, CMBS (2)	1.22%	06/25/18	329,857
550,000	Federal National Mortgage Association, CMBS (2)	2.43%	01/25/19	553,541
278,588	Federal National Mortgage Association, CMBS (2)	2.03%	03/25/19	279,764
585,873	Federal National Mortgage Association, CMBS (2)	1.79%	06/25/19	586,502
163,419	Federal National Mortgage Association, CMO (2)	5.00%	10/25/18	165,103
144,701	Federal National Mortgage Association, CMO (2)	3.00%	04/25/36	145,063
336,256	FHLMC Multifamily Structured Pass Through Certificates (2)	4.77%	05/25/18	340,218

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

AGENCY OBLIGATIONS (continued)
$536,456	FHLMC Multifamily Structured Pass Through Certificates (2)	2.41%	08/25/18	$540,213
378,000	FHLMC Multifamily Structured Pass Through Certificates (2)	2.30%	09/25/18	380,834
500,000	FHLMC Multifamily Structured Pass Through Certificates (2)	2.22%	12/25/18	503,413
100,741	Government National Mortgage Association	4.50%	09/15/18	102,139
65,989	Government National Mortgage Association	4.50%	06/15/19	67,717
14,521	Government National Mortgage Association	5.46%	07/20/59	15,077
11,858	Government National Mortgage Association	5.46%	08/20/59	12,324
38,081	Government National Mortgage Association	5.47%	08/20/59	38,476
47,424	Government National Mortgage Association	5.56%	11/20/59	47,894
78,571	Government National Mortgage Association	5.50%	01/20/60	80,195
75,955	Government National Mortgage Association	5.00%	05/20/60	78,434
81,286	Government National Mortgage Association	4.75%	10/20/60	82,394
108,708	Government National Mortgage Association	5.31%	10/20/60	113,110
113,936	Government National Mortgage Association	4.30%	12/20/60	115,129
161,429	Government National Mortgage Association	4.75%	01/20/61	164,026
241,258	Government National Mortgage Association	4.81%	01/20/61	245,273
668,520	Government National Mortgage Association	4.72%	03/20/61	681,255
130,561	Government National Mortgage Association	4.72%	04/20/61	133,089
105,704	Government National Mortgage Association	4.70%	05/20/61	107,922
369,535	Government National Mortgage Association	4.69%	09/20/61	379,300
301,803	Government National Mortgage Association	4.65%	01/20/62	311,491
36,569	Government National Mortgage Association	5.43%	06/20/62	37,037
159,953	Government National Mortgage Association	4.55%	07/20/62	166,356
324,992	Government National Mortgage Association	4.56%	09/20/62	339,289
454,297	Government National Mortgage Association	4.47%	10/20/62	474,909
48,633	Government National Mortgage Association	5.41%	03/20/64	49,286
305,424	Government National Mortgage Association	4.70%	12/20/66	314,200
485,750	Government National Mortgage Association, CMBS	1.70%	08/16/33	484,635
168,537	Government National Mortgage Association, CMO	3.00%	10/20/37	170,142
99,194	Government National Mortgage Association, CMO	2.00%	06/20/39	99,074
85,582	Government National Mortgage Association, CMO	5.47%	11/20/59	86,490
161,081	National Credit Union Administration Guaranteed Notes (3)	1.59%	11/06/17	161,157
236,348	Small Business Administration (3)	3.83%	06/25/22	244,211
193,948	Small Business Administration (3)	4.82%	03/25/24	206,769
	Total Agency Obligations (Cost $16,493,015)			16,585,155

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

(Concluded)

Shares	Issuer	Fair Value

REGISTERED INVESTMENT COMPANY — 6.7%
1,870,180	Dreyfus Treasury & Agency Cash Management Fund, 0.86% (4)	$1,870,180
	Total Registered Investment Company (Cost $1,870,180)	1,870,180
	Total Investments in Securities — 99.6% (Cost $27,584,505) *	27,666,399
	Other Assets in excess of Liabilities — 0.4%	101,633
	Net Assets — 100.0%	$27,768,032
	Net Asset Value Per Participation Certificate	$10.00

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio, as computed on a federal income tax basis, are as follows:

	Aggregate cost	$27,584,505
	Unrealized appreciation	116,357
	Unrealized depreciation	(34,463)
	Net unrealized appreciation	$81,894

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Interest Rate disclosed is as of June 30, 2017.
(4)	Interest Rate periodically changes. Interest Rate disclosed is the 7 day yield as of June 30, 2017.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

Par Value	Issuer	Interest Rate	Maturity†	Fair Value

U.S. TREASURY OBLIGATIONS — 11.4% (1)
$2,522,000	U.S. Treasury Note	0.75%	09/30/18	$2,504,169
3,800,000	U.S. Treasury Note	1.25%	10/31/19	3,784,713
	Total U.S. Treasury Obligations (Cost $6,300,127)			6,288,882

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
824,861	Banc of America Commercial Mortgage Trust (2)	6.27%	02/10/51	831,695
202,196	LB-UBS Commercial Mortgage Trust	4.98%	01/15/36	202,904
250,000	Motel 6 Trust (3)	2.61%	02/05/30	249,577
	Total Commercial Mortgage-Backed Securities (Cost $1,339,199)			1,284,176

ASSET-BACKED SECURITIES — 39.7%
575,000	Ally Auto Receivables Trust	1.44%	08/17/20	574,360
1,000,000	American Express Issuance Trust II (2)	1.61%	02/15/19	1,001,348
364,469	AmeriCredit Automobile Receivables Trust	1.42%	10/08/19	364,362
1,322,000	AmeriCredit Automobile Receivables Trust	3.31%	10/08/19	1,335,253
874,058	Capital Auto Receivables Asset Trust	1.61%	06/20/19	874,291
450,000	Capital One Multi-Asset Execution Trust	2.00%	01/17/23	451,861
818,839	CarMax Auto Owner Trust	1.49%	01/15/19	818,883
974,506	CarMax Auto Owner Trust	1.38%	11/15/19	974,166
660,000	Chase Issuance Trust	1.10%	01/15/20	659,008
1,058,683	Chesapeake Funding II LLC (3)	1.88%	06/15/28	1,057,413
877,454	CIT Equipment Collateral (3)	1.50%	10/21/19	877,290
830,000	Citibank Credit Card Issuance Trust	1.74%	01/19/21	831,059
487,890	CNH Equipment Trust	1.05%	11/15/19	487,302
792,293	CNH Equipment Trust	1.37%	07/15/20	791,413
774,957	CNH Equipment Trust	1.67%	08/16/21	775,130
766,774	Dell Equipment Finance Trust (3)	1.43%	09/24/18	766,700
1,075,000	Dryrock Issuance Trust	1.52%	05/16/22	1,068,845
775,000	Ford Credit Auto Lease Trust	1.92%	03/15/19	775,635
500,000	Golden Credit Card Trust (3) (4)	1.98%	04/15/22	499,875
500,000	Hyundai Auto Receivables Trust	2.51%	12/15/20	503,160
1,477,365	North Carolina State Education Assistance Authority (2)	1.96%	07/25/25	1,480,822
403,403	North Carolina State Education Assistance Authority (2)	2.06%	01/26/26	404,024
244,141	Sierra Timeshare Receivables Funding LLC (3)	1.87%	08/20/29	243,978
623,668	Susquehanna Auto Receivables Trust (3)	1.43%	08/15/19	623,585
1,970,000	Synchrony Credit Card Master Note Trust	1.61%	11/15/20	1,971,122
106,502	TAL Advantage V LLC (3)	1.70%	05/20/39	106,295
575,000	Wheels SPV 2 LLC (3)	1.81%	04/22/24	574,679
371,050	World Omni Auto Receivables Trust	1.32%	01/15/20	370,975
550,000	World Omni Auto Receivables Trust	1.68%	12/15/20	549,919
	Total Asset-Backed Securities (Cost $21,790,147)			21,812,753

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

(Continued)

Par Value	Issuer	Interest Rate	Maturity†	Fair Value

AGENCY OBLIGATIONS — 13.2%
$126,349	Federal Home Loan Mortgage Corp. (5)	5.00%	06/01/25	$129,768
48,716	Federal Home Loan Mortgage Corp., CMO (5)	4.00%	08/15/37	48,693
594,621	Federal National Mortgage Association, CMBS (5)	1.51%	12/25/17	594,188
141,472	FHLMC Multifamily Structured Pass Through Certificates (5)	1.43%	08/25/17	141,356
1,760,455	FHLMC Multifamily Structured Pass Through Certificates (5)	3.88%	11/25/17	1,765,445
20,886	Government National Mortgage Association	5.46%	07/20/59	21,161
9,681	Government National Mortgage Association	5.46%	07/20/59	10,052
23,717	Government National Mortgage Association	5.46%	08/20/59	24,649
22,448	Government National Mortgage Association	5.47%	08/20/59	22,780
25,837	Government National Mortgage Association	5.47%	08/20/59	26,051
359,367	Government National Mortgage Association	5.67%	09/20/59	364,571
23,712	Government National Mortgage Association	5.56%	11/20/59	23,947
73,409	Government National Mortgage Association	5.64%	06/20/61	73,805
1,276,575	Government National Mortgage Association	4.69%	09/20/61	1,310,310
211,991	Government National Mortgage Association	5.00%	06/20/62	219,216
53,634	Government National Mortgage Association	5.43%	06/20/62	54,320
804,197	Government National Mortgage Association	3.27%	10/20/63	858,753
541,826	Government National Mortgage Association, CMO (2)	1.42%	11/16/35	539,408
808,476	Government National Mortgage Association, CMO	4.70%	12/20/66	831,705
195,344	Small Business Administration (2)	3.58%	06/25/22	199,420
	Total Agency Obligations (Cost $7,228,911)			7,259,598

CORPORATE BONDS — 26.6%
AUTO MANUFACTURERS — 1.6%
360,000	American Honda Finance Corp. (2)	2.00%	02/22/19	364,163
500,000	Ford Motor Credit Co. LLC	2.24%	06/15/18	501,334
				865,497
BANKS — 15.1%
450,000	Bank of America Corp.	6.88%	04/25/18	468,375
405,000	Bank of Montreal (4)	1.40%	04/10/18	404,528
400,000	Capital One Bank USA NA	2.25%	02/13/19	401,073
900,000	Citibank NA	2.00%	03/20/19	903,576
700,000	Fifth Third Bank	2.30%	03/15/19	704,395
320,000	First Republic Bank CA	2.38%	06/17/19	321,728
450,000	Goldman Sachs Group Inc. (The)	2.30%	12/13/19	451,229
1,050,000	HSBC USA, Inc.	1.63%	01/16/18	1,050,353
975,000	JPMorgan Chase Bank NA	6.00%	10/01/17	985,029
450,000	Morgan Stanley	6.63%	04/01/18	466,064
1,000,000	PNC Bank NA	4.88%	09/21/17	1,006,904
580,000	Royal Bank of Canada (4)	1.40%	10/13/17	580,041
575,000	Wells Fargo Bank NA	2.15%	12/06/19	577,662
				8,320,957

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity†	Value

CORPORATE BONDS (continued)
ELECTRIC — 1.7%
$450,000	Georgia Power Co.	1.95%	12/01/18	$450,530
475,000	MidAmerican Energy Co.	2.40%	03/15/19	479,955
				930,485
HEALTH CARE SERVICES — 0.9%
500,000	Aetna, Inc.	1.70%	06/07/18	500,193
				500,193
INSURANCE — 1.9%
1,050,000	Travelers Cos Inc. (The)	5.75%	12/15/17	1,070,047
				1,070,047
MANUFACTURING — 1.0%
550,000	General Electric Co. (2)	1.45%	08/07/18	551,281
				551,281
OIL & GAS — 1.5%
800,000	Schlumberger Norge AS (3) (4)	1.25%	08/01/17	799,888
				799,888
TELECOMMUNICATION SERVICES — 2.9%
1,600,000	Nippon Telegraph & Telephone Corp. (4)	1.40%	07/18/17	1,599,984
				1,599,984
	Total Corporate Bonds (Cost $14,634,989)			14,638,332

CORPORATE INTERNATIONAL SOVEREIGN — 0.7%
397,000	Province of Ontario Canada (4)	1.10%	10/25/17	396,681
	Total Corporate International Sovereign (Cost $396,692)			396,681

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2017

(Concluded)

		Fair
Shares	Issuer	Value

REGISTERED INVESTMENT COMPANY — 10.1%
5,549,895	Dreyfus Treasury & Agency Cash Management Fund, 0.86% (6)	$5,549,895
	Total Registered Investment Company (Cost $5,549,895)	5,549,895
	Total Investments in Securities — 104.0% (Cost $57,239,960) *	57,230,317
	Liabilities in excess of Other Assets — (4.0)%	(2,218,041)
	Net Assets — 100.0%	$55,012,276
	Net Asset Value Per Participation Certificate	$9.91

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio, as computed on a federal income tax basis, are as follows:

	Aggregate cost	$57,239,960
	Unrealized appreciation	247,557
	Unrealized depreciation	(257,200)
	Net unrealized depreciation	$(9,643)

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Interest Rate disclosed is as of June 30, 2017.
(3)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be only resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC (the “Advisor”), the advisor, to the Ultrashort Duration Bond Portfolio.

(4)	Security is Domiciled in a foreign jurisdiction.
(5)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(6)	Interest Rate periodically changes. Interest Rate disclosed is the 7 day yield as of June 30, 2017.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
NA	National Association

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 2017

	Government	Money Market
	Portfolio	Portfolio
ASSETS
Investments, at amortized cost, which approximates fair value	$184,084,089	$—
Repurchase Agreements, at amortized cost, which approximates fair value	301,280,000	6,880,000
Cash	252,709	74,888
Accrued interest receivable	30,746	209
Receivable from Administrator (Note 4)	—	6,558
Other assets	30,474	327
Total Assets	485,678,018	6,961,982

LIABILITIES
Dividends payable	53,820	2,450
Accrued expenses payable
Investment advisory fees (Note 4)	12,868	—
Administration fees (Note 4)	5,256	—
Custodian fees (Note 4)	7,548	7,278
Transfer agent fees (Note 4)	—	11,860
Other liabilities	35,905	17,013
Total Liabilities	115,397	38,601

NET ASSETS	$485,562,621	$6,923,381

NET ASSETS CONSIST OF:
Paid-in Capital	$485,566,658	$6,916,930
Accumulated undistributed net investment income	—	4,247
Accumulated net realized gain/(loss) on securities sold	(4,037)	2,204

TOTAL NET ASSETS	$485,562,621	$6,923,381

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	485,566,658	6,923,216

Net Asset Value Per PC (Total net assets/PCs outstanding)	$1.00	$1.0000

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 2017

	Ultrashort Duration	Ultrashort Duration
	Government Portfolio	Bond Portfolio
ASSETS
Investments, at fair value *	$27,666,399	$57,230,317
Cash	45,954	—
Accrued interest receivable	82,073	162,121
Receivable due from Administrator (Note 4)	12,233	10,820
Other assets	1,849	3,536
Total Assets	27,808,508	57,406,794

LIABILITIES
Due to custodian	—	503,790
Dividends payable	—	4,343
Payable for securities purchased	—	1,827,811
Accrued expenses payable
Investment advisory fees (Note 4)	3,080	6,212
Custodian fees (Note 4)	1,323	1,170
Transfer agent fees (Note 4)	2,939	6,112
Accounting service fees	5,208	5,244
Other liabilities	27,926	39,836
Total Liabilities	40,476	2,394,518

NET ASSETS	$27,768,032	$55,012,276

NET ASSETS CONSIST OF:
Paid-in Capital	$27,724,322	$55,778,671
Accumulated undistributed net investment income/(loss)	(9,952)	22,651
Accumulated net realized loss on securities sold	(28,232)	(779,403)
Net unrealized appreciation/(depreciation) on securities	81,894	(9,643)

TOTAL NET ASSETS	$27,768,032	$55,012,276

Total Participation Certificates (PCs) outstanding (1 billion authorized for each Portfolio, $0.001 Par Value)	2,776,987	5,550,648

Net Asset Value Per PC (Total net assets/PCs outstanding)	$10.00	$9.91

* Investments in securities, at cost	$27,584,505	$57,239,960

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Operations

(Unaudited)

For the Six Months Ended June 30, 2017

	Government	Money Market
	Portfolio	Portfolio

INTEREST INCOME	$1,604,895	$71,687

EXPENSES
Investment advisory and servicing fees (Note 4)	404,140	20,999
Audit and tax fees	13,321	12,587
Transfer agent fees (Note 4)	2,053	12,508
Custodian fees (Note 4)	21,133	9,339
Insurance expense	4,623	8,490
Administration fees (Note 4)	114,532	5,250
Legal fees	30,589	4,849
Administration out of pocket expense	1,438	1,428
S&P Rating fees	3,935	1,003
Fund compliance fees	18,558	846
Trustee expense	11,741	293
Miscellaneous	14,482	5,914
Total Expenses	640,545	83,506
Less expenses waived and/or reimbursed (Note 4)	(411,480)	(65,132)
Net Expenses	229,065	18,374

NET INVESTMENT INCOME	1,375,830	53,313

NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	(4,037)	754

NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	—	(2,287)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,371,793	$51,780

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Operations

(Unaudited)

For the Six Months Ended June 30, 2017

	Ultrashort	Ultrashort
	Duration	Duration
	Government	Bond
	Portfolio	Portfolio

INTEREST INCOME	$197,267	$558,015

EXPENSES
Investment advisory fees (Note 4)	33,933	77,488
Audit and tax fees	12,378	12,776
Transfer agent fees (Note 4)	22,838	31,608
Custodian fees (Note 4)	5,466	7,040
Insurance expense	1,680	8,328
Administration fees (Note 4)	8,483	19,372
Legal fees	3,182	6,072
Administration out of pocket expense	13,643	14,522
S&P Rating fees	8,221	11,629
Fund compliance fees	6,678	12,727
Trustee expense	981	1,706
Accounting fees	31,248	31,248
Miscellaneous	2,394	5,809
Total Expenses	151,125	240,325
Less expenses waived and/or reimbursed (Note 4)	(83,260)	(91,161)
Net Expenses	67,865	149,164

NET INVESTMENT INCOME	129,402	408,851

NET REALIZED LOSS ON SECURITIES SOLD	(5,554)	(808,149)

NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON SECURITIES	(35,890)	971,507

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,958	$572,209

See accompanying notes to financial statements.

Government Portfolio

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,375,830	$327,844
Net realized loss on securities sold	(4,037)	—
Net increase in net assets resulting from operations	1,371,793	327,844

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0030 and $0.0022 per PC, respectively	(1,375,830)	(327,844)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(1,375,830)	(327,844)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	1,580,113,322	1,043,904,591
Reinvestment of dividends	1,149,884	312,015
Cost of PCs repurchased	(1,497,358,350)	(744,664,753)
Net increase in net assets resulting from capital transactions	83,904,856	299,551,853
Total increase in net assets	83,900,819	299,551,853

NET ASSETS:
Beginning of period	401,661,802	102,109,949
End of period	$485,562,621	$401,661,802
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	1,580,113,322	1,043,904,591
Reinvestments of dividends	1,149,884	312,015
PCs repurchased	(1,497,358,350)	(744,664,753)
Net increase in PC’s outstanding	83,904,856	299,551,853

See accompanying notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$53,313	$732,123
Net realized gain on securities sold	754	5,697
Net change in unrealized appreciation/(depreciation) on securities	(2,287)	2,287
Net increase in net assets resulting from operations	51,780	740,107

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0027 and $0.0032 per PC, respectively	(49,066)	(739,820)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(49,066)	(739,820)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	109,000,000	1,547,396,129
Reinvestment of dividends	25,684	512,177
Cost of PCs repurchased	(139,575,112)	(1,705,173,380)
Net decrease in net assets resulting from capital transactions	(30,549,428)	(157,265,074)
Total decrease in net assets	(30,546,714)	(157,264,787)

NET ASSETS:
Beginning of period	37,470,095	194,734,882
End of period	$6,923,381	$37,470,095
Accumulated undistributed net investment income	$4,247	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	109,006,901	1,547,383,231
Reinvestments of dividends	25,685	512,172
PCs repurchased	(139,583,614)	(1,705,152,591)
Net decrease in PC’s outstanding	(30,551,028)	(157,257,188)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$129,402	$131,514
Net realized gain/(loss) on securities sold	(5,554)	5,841
Net change in unrealized appreciation/(depreciation) on securities	(35,890)	187,049
Net increase in net assets resulting from operations	87,958	324,404

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0420 and $0.0218 per PC, respectively	(125,887)	(102,209)
From net realized capital gains $0.0000 and $0.0027 per PC, respectively	—	(10,859)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(125,887)	(113,068)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	—	23,773,328
Reinvestment of dividends	117,200	89,120
Cost of PCs repurchased	(12,948,848)	(28,496,736)
Net decrease in net assets resulting from capital transactions	(12,831,648)	(4,634,288)
Total decrease in net assets	(12,869,577)	(4,422,952)

NET ASSETS:
Beginning of period	40,637,609	45,060,561
End of period	$27,768,032	$40,637,609
Accumulated undistributed net investment loss	$(9,952)	$(13,467)

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	—	2,375,554
Reinvestments of dividends	11,709	8,901
PCs repurchased	(1,293,298)	(2,844,486)
Net decrease in PC’s outstanding	(1,281,589)	(460,031)

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$408,851	$2,039,119
Net realized gain/(loss) on securities sold	(808,149)	675,531
Net change in unrealized appreciation/(depreciation) on securities	971,507	(458,871)
Net increase in net assets resulting from operations	572,209	2,255,779

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0489 and $0.0810 per PC, respectively	(386,200)	(2,013,102)
From net realized capital gains $0.0000 and $0.0393 per PC, respectively	—	(369,085)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(386,200)	(2,382,187)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	24,261,000	63,960,291
Reinvestment of dividends	326,756	2,180,968
Cost of PCs repurchased	(62,907,771)	(431,600,330)
Net decrease in net assets resulting from capital transactions	(38,320,015)	(365,459,071)
Total decrease in net assets	(38,134,006)	(365,585,479)

NET ASSETS:
Beginning of period	93,146,282	458,731,761
End of period	$55,012,276	$93,146,282
Accumulated undistributed net investment income	$22,651	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	2,455,131	6,421,052
Reinvestments of dividends	33,014	219,259
PCs repurchased	(6,358,609)	(43,346,932)
Net decrease in PC’s outstanding	(3,870,464)	(36,706,621)

See accompanying notes to financial statements.

Government Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	6/30/17		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0030		0.0022	0.0002	0.0001	0.0003	0.0009
Net Realized Gain (Loss) on Investments	—	(1)	—	—	—	—	—
Total From Investment Operations	0.0030		0.0022	0.0002	0.0001	0.0003	0.0009

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0030)		(0.0022)	(0.0002)	(0.0001)	(0.0003)	(0.0009)
Total Dividends and Distributions	(0.0030)		(0.0022)	(0.0002)	(0.0001)	(0.0003)	(0.0009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return *	0.30%		0.22%	0.02%	0.01%	0.03%	0.09%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$485,563		$401,662	$102,110	$112,048	$129,306	$208,905

Ratio of Net Expenses to Average Net Assets (2)	0.10	%**	0.10%	0.07%	0.05%	0.06%	0.10%

Ratio of Net Investment Income to Average Net Assets (3)	0.60	%**	0.23%	0.02%	0.01%	0.03%	0.09%

*	Not Annualized

**	Annualized

(1)	Less than $0.0001 per share.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.28% annualized for six months ended June 30, 2017 and 0.31%, 0.34%, 0.32%, 0.30% and 0.29% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.42% annualized for six months ended June 30, 2017 and 0.02%, (0.25)%, (0.26)%, (0.21)% and (0.10)% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements.

Money Market Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	6/30/17		Ended	Ended	Ended	Ended	Ended
	(Unaudited)*		12/31/16*	12/31/15	12/31/14	12/31/13	12/31/12
Net Asset Value, Beginning of Period	$0.9999		$1.0000	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0033		0.0030	0.0006	0.0003	0.0004	0.001
Net Realized Gain (Loss) on Investments	(0.0005)		0.0001	0.0001	—	—	—
Total From Investment Operations	0.0028		0.0031	0.0007	0.0003	0.0004	0.001

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0027)		(0.0032)	(0.0007)	(0.0003)	(0.0004)	(0.001)
Total Dividends and Distributions	(0.0027)		(0.0032)	(0.0007)	(0.0003)	(0.0004)	(0.001)
Net Asset Value, End of Period	$1.0000		$0.9999	$1.00	$1.00	$1.00	$1.00
Total Return **	0.27%		0.32%	0.07%	0.03%	0.04%	0.11%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$6,923		$37,470	$194,735	$539,276	$586,404	$839,926

Ratio of Net Expenses to Average Net Assets (1)	0.18	%***	0.18%	0.17%	0.17%	0.18%	0.18%

Ratio of Net Investment Income to Average Net Assets (2)	0.51	%***	0.29%	0.05%	0.02%	0.03%	0.11%

*	Beginning October 11, 2016, the Money Market Portfolio transacts at a floating NAV per share that uses four decimal-place precision. (See Note 2)

**	Not Annualized

***	Annualized

(1)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.80% annualized for six months ended June 30, 2017 and 0.33%, 0.31%, 0.27%, 0.25% and 0.23% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.11)% annualized for six months ended June 30, 2017 and 0.14%, (0.08)%, (0.09)%, (0.04)% and 0.05% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	For the Period
	6/30/17		Ended	Ended	Ended	Ended	March 7, 2012*
	(Unaudited)		12/31/16	12/31/15	12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$10.01		$9.97	$9.99	$9.98	$10.02	$10.00

Investment Operations:
Net Investment Income (1)	0.04		0.03	0.02	0.02	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.03	— (2)	0.01	(0.04)	0.05
Total From Investment Operations	0.03		0.06	0.02	0.03	(0.02)	0.08

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.04)		(0.02)	(0.02)	(0.02)	(0.02)	(0.05)
Net Realized Capital Gains	—		— (2)	(0.02)	—	— (2)	(0.01)
Total Dividends and Distributions	(0.04)		(0.02)	(0.04)	(0.02)	(0.02)	(0.06)
Net Asset Value, End of Period	$10.00		$10.01	$9.97	$9.99	$9.98	$10.02
Total Return	0.32	%**	0.65%	0.13%	0.18%	(0.08)%	0.83	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$27,768		$40,638	$45,061	$78,004	$75,660	$72,866

Ratio of Net Expenses to Average Net Assets (3)	0.40	%***	0.40%	0.40%	0.40%	0.40%	0.40	%***

Ratio of Net Investment Income to Average Net Assets (4)	0.76	%***	0.26%	0.19%	0.15%	0.23%	0.36	%***

Portfolio turnover rate	27	%**	73%	88%	69%	76%	85	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.89% annualized for six months ended June 30, 2017 and 0.61%, 0.61%, 0.58%, 0.56% and 0.59% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.27% annualized for six months ended June 30, 2017 and 0.05%, (0.02)%, (0.02)%, 0.07% and 0.17% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	For the Period
	6/30/17		Ended	Ended	Ended	Ended	March 6, 2012*
	(Unaudited)		12/31/16	12/31/15	12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$9.89		$9.94	$9.96	$9.97	$10.01	$10.00

Investment Operations:
Net Investment Income (1)	0.05		0.08	0.06	0.03	0.05	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.02		(0.01)	(0.02)	—	(0.02)	0.02
Total From Investment Operations	0.07		0.07	0.04	0.03	0.03	0.08

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.05)		(0.08)	(0.06)	(0.04)	(0.05)	(0.06)
Net Realized Capital Gains	—		(0.04)	—	— (2)	(0.02)	(0.01)
Total Dividends and Distributions	(0.05)		(0.12)	(0.06)	(0.04)	(0.07)	(0.07)
Net Asset Value, End of Period	$9.91		$9.89	$9.94	$9.96	$9.97	$10.01
Total Return	0.70	%**	0.61%	0.51%	0.28%	0.28%	0.79	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$55,012		$93,146	$458,732	$178,977	$105,713	$115,470

Ratio of Net Expenses to Average Net Assets (3)	0.39	%***	0.35%	0.36%	0.36%	0.40%	0.40	%***

Ratio of Net Investment Income to Average Net Assets (4)	1.06	%***	0.79%	0.56%	0.31%	0.56%	0.74	%***

Portfolio turnover rate	71	%**	116%	160%	59%	132%	50	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.62% annualized for six months ended June 30, 2017 and 0.39%, 0.41%, 0.43%, 0.54% and 0.48% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been 0.82% annualized for six months ended June 30, 2017 and 0.74%, 0.51%, 0.24%, 0.42% and 0.66% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2017

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company and follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Fund consists of four separate diversified portfolios: the Government Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — a prime money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations, bank and commercial obligations and repurchase agreements relating to such obligations.

Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities.

Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities.

Indemnification

The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PC”) are held.

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Portfolio Valuation: The Ultrashort Duration Government Portfolio’s and the Ultrashort Duration Bond Portfolio’s net asset values are calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open based on prices at the time of the close of regular trading (each a “Business Day”). Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees of the Fund (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications (“market-based prices”). Fixed income securities acquired with remaining maturities of 60 days or less may be valued using the amortized cost method, subject to the Board’s determination that such valuations represent the securities’ fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts or premiums in the purchase price will adjust the security’s valuation until effective maturity or sale of the security.

Investments in other open-end management investment companies, if held, are valued based on the net asset values (“NAV”) of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which govern the operations of money market mutual funds, including Government Portfolio and Money Market Portfolio. The amended rules effectively created three

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2017

(Continued)

categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 NAV per share and use amortized cost to value their portfolio holdings, subject to board oversight. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places ($1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under SEC rules). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) may continue to use amortized cost which approximates fair value, to value its portfolio securities and seek to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes current market-based prices to value its portfolio holdings and, as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g. $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Board’s determination that such valuations represent the securities’ fair value); and (3) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s determinations regarding the best interest of the Money Market Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short- term capital loss) realized by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, after deducting any available capital loss carryovers, are declared and paid to their Participation Certificate holders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. The tax character of distributions for the period of January 1, 2017 through June 30, 2017 will be determined at the end of the Portfolios’ fiscal year.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers, subject to the seller’s agreement to repurchase the subject security at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2017

(Continued)

have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. The collateral consists of U.S. Government and U.S. Government agency securities, the market value of which, on a daily basis, must be maintained at an amount equal to at least 100% of the repurchase price of the securities subject to the agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of June 30, 2017, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under Repurchase Agreements, at amortized cost, which approximates fair value in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios received for each of these agreements exceeded the value of each repurchase agreement at June 30, 2017 and is disclosed in the Schedules of Investments.

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•              Level 1 – quoted prices in active markets for identical securities

•              Level 2 – other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio, Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Securities held within the Government Portfolio are generally valued at amortized cost, (Cost Approach) which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs/techniques used to value the Portfolios’ net assets as of June 30, 2017 is provided below.

	Total Fair Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$4,477,628	$—	$4,477,628	$—
Agency Obligations	179,606,461	—	179,606,461	—
Repurchase Agreements	301,280,000	—	301,280,000	—
	$485,364,089	$—	$485,364,089	$—

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2017

(Continued)

	Total Fair Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Portfolio
Repurchase Agreements	$6,880,000	$—	$6,880,000	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$9,211,064	$—	$9,211,064	$—
Agency Obligations	16,585,155	—	16,585,155	—
Registered Investment Company	1,870,180	1,870,180	—	—
	$27,666,399	$1,870,180	$25,796,219	$—
Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$6,288,882	$—	$6,288,882	$—
Commercial Mortgage-Backed Securities	1,284,176	—	1,284,176	—
Asset-Backed Securities	21,812,753	—	21,812,753	—
Agency Obligations	7,259,598	—	7,259,598	—
Corporate Bonds	14,638,332	—	14,638,332	—
Corporate International Sovereign	396,681	—	396,681	—
Registered Investment Company	5,549,895	5,549,895	—	—
	$57,230,317	$5,549,895	$51,680,422	$—

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For Level 3 investments using significant unobservable inputs, U.S. GAAP requires the Portfolios to present a reconciliation of the beginning and ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers between levels are based on values at the end of a period. U.S. GAAP also requires the Portfolios to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A rollforward of the Level 3 investment is presented below:

Commercial Mortgage-Backed Security
Ultrashort Duration Bond Portfolio
Value, Beginning of Period	$55,000
Purchases	—
Sales	(44,000)
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation/(Depreciation)	191,904
Transfers In	—
Transfers Out	(202,904)
Value, End of Period	$—

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2017

(Continued)

For the six months ended June 30, 2017, there was a transfer from Level 3 to Level 2 of $202,904 due to the security becoming liquid in the Ultrashort Duration Bond Portfolio.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund. All Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government Portfolio’s and Money Market Portfolio’s investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30% of each Portfolio’s average net assets for the year. BALLC and the Administrator have agreed to waive fees (“other fee waivers”) such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average net assets. BALLC and the Administrator have agreed to waive fees to cap the total expenses of the Money Market Portfolio at 0.175% of the average net assets up to $1 billion, 0.16% of the average net assets between $1 billion and $2 billion, and 0.155% of the average net assets above $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses and other fee waivers, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be not less than 0.01%. The Administrator and BALLC cannot terminate any of the fee waivers disclosed herein prior to May 1, 2018 without the consent of the Board.

Merganser Capital Management, LLC (“Merganser”) serves as the Ultrashort Duration Government Portfolio’s and Ultrashort Duration Bond Portfolio’s (the “Ultrashort Portfolios”) investment advisor. As compensation for Merganser’s services, the Ultrashort Portfolios paid Merganser a fee, computed daily and paid monthly based on the following annualized percentages of average aggregate net assets in the Ultrashort Portfolios: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million. Each Ultrashort Portfolio pays the prorated fee based on its proportion of the Ultrashort Portfolios’ combined net assets.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2017

(Continued)

Effective May 1, 2017, BALLC and the Administrator entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund, nor the Portfolios are a party to, or financially responsible for this minimum fee agreement.

The Administrator has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that the Ultrashort Duration Government Portfolio’s ordinary operating expenses do not exceed 0.40% and the Ultrashort Duration Bond Portfolio’s ordinary operating expenses do not exceed 0.385% of the Portfolios’ average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Ultrashort Portfolios are at the following rates: 0.135% of the first $200 million, 0.1125% of the next $300 million, and 0.10% of amounts in excess of $500 million. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2018, without the consent of the Board.

BALLC, Merganser and the Administrator will not recoup any previously waived fees in any subsequent years.

As a result of the foregoing waivers, for the six months ended June 30, 2017, the Administrator waived $83,447, $5,250, $8,483 and $19,372 which the Administrator was entitled to as the fees for its services as Administrator for the Government Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively. In addition, the Administrator reimbursed expenses of $38,884, $63,749 and $46,605 for the Money Market Portfolio, Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, respectively. BALLC waived $328,033 and $20,998 of advisory fees for the Government Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2017. Merganser waived $11,028 and $25,184 of advisory fees for the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the six months ended June 30, 2017.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (US) Inc. (previously defined as “BNY Mellon”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is neither affiliated with the Administrator, BALLC, Merganser, The Bank of New York nor their affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the 1940 Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid an annual fee plus out of pocket expenses for these services related to the Fund’s compliance program.

Pursuant to a Fund CFO/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2013, 2014, 2015 and 2016.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2017

(Continued)

The tax character of distributions paid by the Portfolios during the years ended December 31, 2016 and 2015 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government Portfolio
2016	$327,844	$—
2015	11,252	—

Money Market Portfolio
2016	$739,820	$—
2015	243,272	—

Ultrashort Duration Government Portfolio
2016	$102,209	$10,859
2015	116,023	41,119

Ultrashort Duration Bond Portfolio
2016	$2,376,198	$5,989
2015	1,321,725	—

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Portfolio
Government Portfolio	$—	$—	$—	$—	$—	$—
Money Market Portfolio	1,450	—	—	2,287	—	3,737
Ultrashort Duration Government Portfolio	—	—	(22,678)	117,784	(13,467)	81,639
Ultrashort Duration Bond Portfolio	20,809	7,937	—	(981,150)	—	(952,404)

Other temporary differences were related to qualified late year losses deferred. For the Ultrashort Duration Government Portfolio, the $13,467 was composed of late-year ordinary losses deferral.

As of December 31, 2016, the Ultrashort Duration Government Portfolio had capital loss carryforwards of $22,678 which are long-term capital losses and have an unlimited period of capital loss carryforward.

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the six months ended June 30, 2017 were as follows:

	Aggregate Purchases		Proceeds From Sales
	U.S. Government	Other	U.S. Government	Other
Portfolio
Ultrashort Duration Government Portfolio	$5,222,990	$—	$10,138,007	$—
Ultrashort Duration Bond Portfolio	36,978,753	11,447,383	33,945,889	50,384,487

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2017

(Concluded)

Concentration Risk — A substantial part of the Money Market Portfolio’s assets may be directly or indirectly comprised of obligations of banks. As a result, the Portfolio may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Note 8. New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to approval and review by the Board. The effective dates of these rules are generally not impacting the Fund until reporting periods beginning on or after June 1, 2018. Management is currently evaluating the impacts to the Fund.

Note 9. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to June 30, 2017, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the financial statements. However, the Fund would like to disclose the following information to Participation Certificate holders.

Independent Registered Public Accounting Firm

On March 20, 2017, the Board approved the engagement of Cohen & Co. (“Cohen”) to serve as the Fund’s independent registered public accounting firm beginning with the fiscal year ended December 31, 2017, following a recommendation of the Audit Committee of the Board. Such engagement is to be effective upon completion of Cohen’s client intake procedures. The Fund’s former independent registered public accounting firm (“former auditor”) was notified of its dismissal upon the Board’s action.

The Reports of the Independent Registered Public Accounting Firm (“audit reports”) on the financial statements of the Fund’s two most recent fiscal years ended 2016 and 2015 did not contain an adverse opinion or disclaimer of opinion, nor was either such report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Fund’s two most recent fiscal years and through March 20, 2017, there were no disagreements with the former auditor on any such matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would cause Cohen to made a reference to the subject matter of the disagreement in connection with its reports on the Fund’s financial statements in such years, beginning with the fiscal year ended December 31, 2017.

Liquidation

On August 9, 2017, Fund management recommended and the Board approved a plan to liquidate (the “Liquidation”), the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Ultrashort Portfolios”) with such Liquidation to take place on or about September 15, 2017 (the “Liquidation Date”). Any Participation Certificates of the Ultrashort Portfolios outstanding on the Liquidation Date will be automatically redeemed on that date.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)

June 30, 2017

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Portfolio

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000.00	$1,003.00	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000.00	$1,002.70	$0.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)

June 30, 2017

(Concluded)

Ultrashort Duration Government Portfolio

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000.00	$1,003.20	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000.00	$1,007.00	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$1.96

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2017

Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	62.1%	$301,280,000
Agency Obligations	37.0	179,606,461
U.S. Treasury Obligations	0.9	4,477,628
Total Investments in Securities	100.0%	$485,364,089
Other Assets in excess of Liabilities	0.0%*	198,532
Net Assets	100.0%	$485,562,621

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$306,375,000	63.1%
8-14 days	—	—
15-30 days	38,804,000	8.0
31-60 days	41,135,000	8.5
61-90 days	27,980,000	5.8
91 to 120 days	49,090,000	10.1
121 to 150 days	6,100,000	1.2
Over 151 days	16,160,000	3.3
Total Par Value	$485,644,000	100.0%

Weighted Average Maturity - 29 days

*                      Less than 0.1%.

(1)              Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Government Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2017

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	99.4%	$6,880,000
Other Assets in excess of Liabilities	0.6%	43,381
Net Assets	100.0%	$6,923,381

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1- 7 days	$6,880,000	100.0%
Total Par Value	$6,880,000	100.0%

Weighted Average Maturity - 3 days

(1)              Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2017

Ultrashort Duration Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Agency Obligations	59.7%	$16,585,155
U.S. Treasury Obligations	33.2	9,211,064
Registered Investment Company	6.7	1,870,180
Total Investments in Securities	99.6%	$27,666,399
Other Assets in excess of Liabilities	0.4%	101,633
Net Assets	100.0%	$27,768,032

Ultrashort Duration Bond Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Asset-Backed Securities	39.7%	$21,812,753
Corporate Bonds	26.6	14,638,332
Agency Obligations	13.2	7,259,598
U.S. Treasury Obligations	11.4	6,288,882
Registered Investment Company	10.1	5,549,895
Commercial Mortgage-Backed Securities	2.3	1,284,176
Corporate International Sovereign	0.7	396,681
Total Investments in Securities	104.0%	$57,230,317
Liabilities in excess of Other Assets	(4.0)%	(2,218,041)
Net Assets	100.0%	$55,012,276

Ultrashort Duration Bond Portfolio

Portfolio Holdings Geographic Summary Table

Country	% of Net Assets	Market Value
United States	96.3%	$52,949,320
Canada	3.4	1,881,125
Japan	2.9	1,599,984
Norway	1.5	799,888
Total Investments in Securities	104.0%	$57,230,317
Liabilities in excess of Other Assets	(4.0)%	(2,218,041)
Net Assets	100.0%	$55,012,276

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2017

Approval of Investment Advisory Agreement

Background and Approval Process. BlackRock Advisors, LLC (“BALLC”) and Merganser Capital Management, LLC (“Merganser”) (each an “Advisor” and collectively the “Advisors”) serve as investment advisers to Plan Investment Fund, Inc. (the “Fund”). BALLC serves as the investment adviser to the Government Portfolio and the Money Market Portfolio and Merganser serves as the investment adviser to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio”) pursuant to separate investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) with the Fund. The Advisory Agreements were initially approved by the Board of Trustees (“Board”) at the inception of each Portfolio for two-year terms. The Advisory Agreements continue thereafter if approved annually by the Board, including a majority of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”), by a vote cast in person at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Portfolio were most recently considered by the Board at a meeting held on March 20, 2017 (the “March Board meeting”).

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by each Advisor pursuant to the Advisor’s Advisory Agreement, including but not limited to the Adviser’s investment research process, (ii) short-term and long-term performance of each Portfolio relative to fund peer groups, (iii) the costs of the services provided and each Advisor’s profitability with respect to the management of its respective Portfolios, (iv) the extent to which the Advisors have in the past or are likely in the future to experience economies of scale in connection with the investment advisory services provided to each Portfolio, (v) the expense ratios of each Portfolio as compared with the expense ratios of a peer group of funds and (vi) any benefits to the Advisors and their affiliates from their relationship with the Portfolios. The information provided by the Advisors in response to the Board’s requests supplemented information received by the Board throughout the year, both in writing and in meetings, regarding the Portfolios, including information regarding Portfolio performance, expense ratios, portfolio composition and regulatory compliance. The Independent Trustees, through their independent legal counsel, provided follow-up questions to which the Independent Trustees received responses in advance of the March Board meeting or during the meeting.

At the March Board meeting, representatives of each Advisor discussed certain responses with the Board and responded to their further questions. The Board considered the factors set out in case law and identified by the U.S. Securities and Exchange Commission as most relevant in considering the renewal of investment advisory agreements. The Board considered these and other factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and the continuance of each Agreement is in the best interests of the applicable Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. As part of the Board’s decision-making process, the Board noted that the Advisors have managed the Portfolios since their inception, and the Board believe that long-term relationships with capable, conscientious investment advisers are in the best interests of the Portfolios. The Board also considered that Participation Certificate holders invest in a Portfolio specifically seeking the Advisor’s investment expertise and style. The Board also noted that when Participant Certificate holders invest in a Portfolio, the investors are informed of the Portfolio’s contractual advisory fee. In this connection, the Board considered, in particular, whether each Portfolio is managed in accordance with its investment objective and policies as disclosed to Participation Certificate holders. The Board concluded that each Portfolio is managed consistent with its investment objective and policies.

The Board reviewed information regarding various services provided by the Advisors to the Portfolios, including organizational charts and background information on personnel performing such services, as well as their education and experience. The Board also reviewed each Portfolio’s performance and information regarding the Advisors’ investment programs. The Board considered the depth and quality of the Advisors’ investment processes, the overall financial stability of each organization, and the experience and capabilities of its senior management. The Board reviewed each Advisor’s

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2017

(Continued)

compliance and risk management programs, including their cybersecurity practices and business continuity programs, and considered each Advisor’s commitment to a rigorous compliance effort and the resultant compliance by the Portfolios and the Advisors with legal requirements.

Based on their review, the Board concluded that the nature, extent and quality of services provided (and expected to be provided) to each Portfolio under its Advisory Agreement were of a high level and were satisfactory.

Investment Performance of the Portfolios and the Advisors. The Board noted that they review data on the short-term and long-term performance of the Portfolios in connection with each Board meeting. For the March Board meeting, the Board reviewed and considered information about the investment performance of each Portfolio compared to its peer group of funds and applicable benchmark. The funds included within each Portfolio’s peer group of funds were compiled by BCS Financial Corporation (“BCS”) using publicly available data. In reviewing this performance information, the Board made the following observations:

Government Portfolio. The Government Portfolio outperformed the median of its peer group of funds for the one-, three- and five-year periods ended December 31, 2016.

Money Market Portfolio. The Money Market Portfolio underperformed the median of its peer group of funds for the one-, three- and five-year periods ended December 31, 2016. The Board noted that the peer group of funds consisted of six other institutional prime money market funds. The Board considered the Advisor’s statement that because a majority of prime institutional money market funds held large amounts of liquidity ahead of the effective date of the SEC’s money market fund reform, yields for these funds were significantly compressed resulting in a less competitive landscape. The Board also took into account the considerable asset-flow volatility experienced by the Portfolio.

Ultrashort Duration Government Portfolio. The Ultrashort Duration Government Portfolio’s return  was  equal  to  the median of its peer group of funds for the one-year period ended December 31, 2016 and underperformed the median for the three-year period ended December 31, 2016. It also underperformed its benchmark for the one-year and three-year periods ended December 31, 2016.

Ultrashort Duration Bond Portfolio. The Ultrashort Duration Bond Portfolio underperformed the median of its peer group of funds for the one- and three-year periods ended December 31, 2016. The Board considered the Advisor’s statements regarding a security held in the Portfolio which significantly detracted from the Portfolio’s performance and resulted in the underperformance against the peer group. It also underperformed its benchmark for the one-year period ended December 31, 2016 and outperformed its benchmark for the 3-year period.

After reviewing the foregoing and related information, the Board concluded that the performance of each Portfolio was competitive with the performance of its respective peer group of funds as compiled by BCS Financial Corporation, except for the Ultrashort Duration Bond Portfolio for the one-year period ending December 31, 2016. In making this determination, the Board focused more on longer-term than short-term performance of the Portfolios versus their peer groups.

Fees and Expenses. The Board reviewed expense data compiled by BCS and information provided by the Advisors regarding each Portfolio’s advisory fees and expense ratios, including information regarding any fee waivers and expense reimbursement agreements for the Portfolios. The Board reviewed data showing how the Portfolios’ advisory fees and expense ratios compared to those of a peer group of funds with comparable asset levels and expense structures. The Board also reviewed information provided by BALLC and Merganser regarding the services rendered and the fee rates offered to other clients, including other similarly managed portfolios. The Board considered that the net expense ratios of the Government Portfolio and the Money Market Portfolio were the lowest of their respective peer groups and that the net expense ratios of the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio ranked in the top half of their peer groups. The Board concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2017

(Concluded)

Profitability. The Board reviewed information concerning the estimated profitability to each Advisor of its Advisory Agreement, including information regarding the Adviser’s methodology for allocating expenses in connection with providing services pursuant to the Advisory Agreement, or any changes to such methodology from what was previously reported to or discussed with the Board. With respect to the profitability of BALLC, the Board considered that BCS and BALLC intend to enter into an agreement whereby BCS (and not the Portfolios) would provide compensation to BALLC to the extent necessary to ensure that BALCC, after accounting for fees waived by BALLC, would receive a minimum annual amount of compensation for services provided to the Government Portfolio and the Money Market Portfolio. The Board recognized that individual fund or product line profitability of other advisors is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Board concluded that the level of estimated profitability to each Advisor under the Advisory Agreements was reasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Board considered information regarding staffing of the Advisors and any other investments in firm infrastructure for the past twelve months for the benefit of the Portfolios, as well as reports from each Advisor on any anticipated changes in its expenses over the next twelve months. The Board took into account that each Advisor has agreed to fee waivers with respect to each Portfolio for the next twelve months. The Board also noted that the advisory fee schedule for each Portfolio incorporates breakpoints and thus reflects economies of scale by offering lower effective advisory fees as the assets of the Portfolios increase. The Board concluded that the Portfolios’ Participation Certificate holders share in the benefits of enhanced services, investment in talented employees and capital improvements provided by the Advisors without an increase in advisory fees.

Indirect Benefits to the Advisors from their Relationship to the Portfolios. The Board considered  information regarding any indirect benefits to the Advisors that could be identified from their relationship to the Portfolios. The Board noted that Merganser does not utilize soft dollars The Board also noted BALLC’s statement that its relationships with the Government Portfolio and the Money Market Portfolio may have raised BALLC’s profile as an investment adviser in the broker-dealer community, potentially enhancing business opportunities for BALLC. The Board concluded that the potential indirect benefits to each Advisor under the Advisory Agreements were ancillary and, if realized, not quantifiable, directly attributable to its relationship with the Fund or unreasonable.

Based on their review, including their consideration of each of the factors referred to above, the Board, including all of the Independent Board, concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Advisory Agreement is in the best interests of each Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures with respect to each Portfolio, used to determine how to vote proxies relating to portfolio securities, are included in the Portfolio’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

[This page intentionally left blank]

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund

2017 Board of Trustees

W. Dennis Cronin	Michael J. Mizeur
Senior Vice President of Treasury Services,	Executive Vice President,
Assistant Treasurer & Chief Risk Officer	Chief Financial Officer & Treasurer
Highmark Health	Blue Cross Blue Shield of South Carolina

John F. Giblin	Michael A. Murray
Executive Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer
BlueCross BlueShield of Tennessee, Inc.	BlueShield of California

Robert J. Kolodgy	Vincent P. Price
Executive Vice President and Chief Financial Officer	Executive Vice President and Chief Financial Officer
Blue Cross Blue Shield Association	Cambia Health Solutions, Inc.

Jeffery T. Leber	Cynthia M. Vice
Chief Financial Officer	Senior Vice President, Chief Financial Officer and Treasurer
Blue Cross & Blue Shield of Mississippi	BlueCross BlueShield of Alabama

Carl R. McDonald
Divisional Senior Vice President
Health Care Service Corporation

INVESTMENT ADVISORS

GOVERNMENT PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC

Wilmington, Delaware

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

AND ULTRASHORT DURATION BOND PORTFOLIO

Merganser Capital Management, LLC

Boston, Massachusetts

DISTRIBUTOR

Foreside Fund Services, LLC

Portland, Maine

Item 2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to this Semi-Annual Report.

Item 6. Investments

(a)                                 Schedule of Investments included in Item 1.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)                  Not applicable.

(b)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	August 24, 2017

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Treasurer
Date:	August 24, 2017

EXHIBIT INDEX

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.